Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities Noncurrent [Abstract]
Summary of Other Long-Term Liabilities

Other long-term liabilities consisted of the following:

	December 31, 2022	December 31, 2021
Non-current operating lease liabilities	141	148
Contingent consideration on business combinations	31	70
Other long-term employee benefits	81	90
Long-term liabilities related to public funding	51	44
Long-term advances from customers	73	—
Derivative instruments	4	—
Others	73	64
Total	454	416